SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

ENTRY INTO COOPERATIVE AGREEMENT

On July 5, 2012, Stevia Asia Limited ("Stevia Asia"), a wholly-owned subsidiary of the Company entered into a Cooperative Agreement (the "Cooperative Agreement") with Technew Technology Limited ("Technew"), a company incorporated under the companies ordinance of Hong Kong, and Zhang Jia, a Chinese citizen (together with Technew, the "Partners") pursuant to which Stevia Asia and Partners have agreed to engage in a joint venture to be owned 70% by Stevia Asia and 30% by Technew (the "Joint Venture"). The Partners will be responsible for managing the Joint Venture and Stevia Asia has agreed to contribute $200,000 per month, up to a total of $2,000,000 in financing, subject to the performance of the Joint Venture and Stevia Asia's financial capabilities.

The Cooperative Agreement shall automatically terminate upon either Stevia Asia or Technew ceasing to be a shareholder in the Joint Venture, or may be terminated by either Stevia Asia or Technew upon a material breach by the other party which is not cured within 30 days of notice of such breach.

ISSUANCE OF COMMON SHARES IN CONNECTION WITH ENTRY INTO TECHNOLOGY AGREEMENT

On July 5, 2012, the Company entered into a Technology Acquisition Agreement (the "Technology Agreement") with Technew Technology Limited ("Technew"), pursuant to which the Company acquired the rights to certain technology from Technew in exchange for 3,000,000 shares of the Company's common stock.

ISSUANCE OF COMMON SHARES TO A RELATED PARTY

On July 5, 2012, the Company issued 500,000 shares of its common shares to Growers Synergy Pte Ltd., a corporation organized under the laws of Singapore and owned and controlled by George Blankenbaker, the president, director and a stockholder of the Company ("Growers Synergy"), as consideration for services rendered by Growers Synergy to the Company.

ISSUANCE OF COMMON SHARES IN CONNECTION WITH CONVERTIBLE NOTES CONVERSION

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.

ISSUANCE OF COMMON SHARES IN CONNECTION WITH ENTRY INTO SECURITIES PURCHASE AGREEMENT

On August 1, 2012, the Company entered into a Securities Purchase Agreement (the "SPA") with certain accredited investors (the "Purchasers") to raise $500,000 in a private placement financing. On August 6, 2012, after the satisfaction of certain closing conditions, the Offering closed and the Company issued to the Purchasers: (i) an aggregate of 1,066,667 shares of the Company's common stock at a price per share of $0.46875 (the "Shares") and (ii) warrants to purchase an equal number of shares of the Company's common stock at an exercise price of $0.6405 with a term of five (5) years (the "Warrants"), for gross proceeds of $500,000. The Company intends to use the net proceeds from this offering to advance the Company's ability to execute its growth strategy and to aid in the commercial development of the recently announced launch of the Company's majority-owned subsidiary, Stevia Technew Limited.

ENTRY INTO REGISTRATION RIGHTS AGREEMENT

In connection with the equity financing on August 1, 2012, the Company also entered into a registration rights agreement with the Purchasers (the "rights agreement"). The Rights Agreement requires the Company to file a registration statement (the "registration statement") with the Securities and Exchange Commission (the "SEC") within thirty (30) days of the Company's entrance into the rights agreement (the "filing date") for the resale by the Purchasers of all of the Shares and all of the shares of common stock issuable upon exercise of the Warrants (the "registrable securities").

The registration statement must be declared effective by the SEC within one hundred and twenty (120) days of the closing date of the Offering (the "effectiveness date") subject to certain adjustments. If the registration statement is not filed prior to the filing date, the Company will be required to pay certain liquidated damages, not to exceed in the aggregate 6% of the purchase price paid by the Purchasers pursuant to the SPA.

ISSUANCE OF WARRANTS TO THE PLACEMENT AGENT AS COMPENSATION PER THE ENGAGEMENT AGREEMENT ON JUNE 18, 2012

Garden State Securities, Inc. (the "GSS") served as the placement agent of the Company for the equity financing on August 1, 2012. Per the engagement agreement signed between GSS and the Company on June 18, 2012, in consideration for services rendered as the placement agent, the Company agreed to: (i) pay GSS cash commissions equal to $40,000, or 8.0% of the gross proceeds received in the equity financing, and (ii) issue to GSS or its designee, a warrant to purchase up to 85,333 shares of the Company's common stock representing 8% of the Shares sold in the Offering) with an exercise price of $0.6405 per share and a term of five (5) years (the "agent warrants"). The agent warrants also provide for the same registration rights and obligations as set forth in the Rights Agreement with respect to the Warrants and Warrant Shares.

NOTE 14 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

FORMATION OF STEVIA TECHNEW LIMITED

On April 28, 2012, Hero Tact Limited, a wholly-owned subsidiary of Stevia Asia which was incorporated under the laws of Hong Kong, changed its name to Stevia Technew Limited ("Stevia Technew"). Stevia Technew is intended to facilitate a joint venture relationship with the Company's technology partner, Guangzhou Health China Technology Development Company Limited, operating under the trade name Tech-New Bio-Technology ("TechNew") and its affiliates Technew Technology Limited.

ISSUANCE OF CONVERTIBLE NOTE

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

ENTRY INTO ENGAGEMENT AGREEMENT - GARDEN STATE SECURITIES INC.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc ("GSS") respect to the engagement of GSS to act as a selling/placement agent for the Company.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged GSS to review the business and operation of the Company and its historical and projected financial condition, advise Company of "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contact for the Company possible financing sources.

(II) TERM

GSS shall act as the Company's exclusive placement agent the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(III) COMPENSATION

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investor's warrant